CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 11,885	$ 1,104	$ 6
Other accounts receivable and prepaid expenses	112	14	21
Total current assets	11,997	1,118	27
PROPERTY AND EQUIPMENT, NET	2	2	0
Total assets	11,999	1,120	27
LIABILITIES AND SHAREHOLDERS' DEFICIENCY
Trade payables	2,779	1,697	1,379
Other accounts payable	1,230	1,255	857
Short-term convertible notes	0	898	0
Total current liabilities	4,009	3,850	2,236
LONG-TERM LIABILITIES:
Deferred shares		0	216
Liability related to stock options and warrants	853	630	60
Total long-term liabilities	853	630	276
SHAREHOLDERS' DEFICIENCY:
Ordinary shares of £0.01 par value	675	245	225
Additional paid-in capital	25,660	13,199	9,836
Receipts on account of shares	0	118	75
Deficit accumulated during the development stage	(19,198)	(16,922)	(12,621)
Total shareholders' equity (deficiency)	7,137	(3,360)	(2,485)
Total liabilities and shareholders' equity	$ 11,999	$ 1,120	$ 27